Property, plant and equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cash additions	$ 9,854,000	$ 3,068,000
Adjustment for asset retirement obligations	171,000	0
Impairment loss		284,000
Property, plant and equipment, net realizable value		50,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	2,712,000	$ 1,589,000
Power Manager Business | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	$ 495,000